Securitizations and Variable Interest Entities, Transactions with Consolidated VIEs (Details) - USD ($) $ in Millions		Dec. 31, 2020	Dec. 31, 2019
Variable Interest Entity [Line Items]
Assets	[1]	$ 1,955,163	$ 1,927,555
Liabilities	[2]	(1,769,243)	(1,739,571)
Securitizations and Variable Interest Entities Textual [Abstract]
Trading debt securities		75,095	79,733
VIEs that we consolidate [Member]
Variable Interest Entity [Line Items]
Assets		13,983	14,505
VIEs that we consolidate [Member] | Commercial and industrial loans and leases [Member]
Variable Interest Entity [Line Items]
Assets		6,987	8,054
VIEs that we consolidate [Member] | Commercial real estate loans [Member]
Variable Interest Entity [Line Items]
Assets		5,369	4,836
VIEs that we consolidate [Member] | Other [Member]
Variable Interest Entity [Line Items]
Assets		1,627	1,615
VIEs that we consolidate [Member] | Carrying value [Member]
Variable Interest Entity [Line Items]
Assets		12,146	14,368
Securitizations and Variable Interest Entities Textual [Abstract]
Trading debt securities		269	339
VIEs that we consolidate [Member] | Carrying value [Member] | Loans [Member]
Variable Interest Entity [Line Items]
Assets		10,869	13,170
VIEs that we consolidate [Member] | Carrying value [Member] | Securities [Member] | Debt securities [Member]
Variable Interest Entity [Line Items]
Assets		967	540
VIEs that we consolidate [Member] | Carrying value [Member] | All other assets [Member]
Variable Interest Entity [Line Items]
Assets		310	658
VIEs that we consolidate [Member] | Carrying value [Member] | Long-term debt [Member]
Variable Interest Entity [Line Items]
Liabilities		(203)	(587)
VIEs that we consolidate [Member] | Carrying value [Member] | Other liabilities [Member]
Variable Interest Entity [Line Items]
Liabilities		(1,100)	(639)
VIEs that we consolidate [Member] | Carrying value [Member] | Commercial and industrial loans and leases [Member] | Loans [Member]
Variable Interest Entity [Line Items]
Assets		5,005	7,543
VIEs that we consolidate [Member] | Carrying value [Member] | Commercial and industrial loans and leases [Member] | Securities [Member] | Debt securities [Member]
Variable Interest Entity [Line Items]
Assets		0	0
VIEs that we consolidate [Member] | Carrying value [Member] | Commercial and industrial loans and leases [Member] | All other assets [Member]
Variable Interest Entity [Line Items]
Assets		223	499
VIEs that we consolidate [Member] | Carrying value [Member] | Commercial and industrial loans and leases [Member] | Long-term debt [Member]
Variable Interest Entity [Line Items]
Liabilities		0	(300)
VIEs that we consolidate [Member] | Carrying value [Member] | Commercial and industrial loans and leases [Member] | Other liabilities [Member]
Variable Interest Entity [Line Items]
Liabilities		(200)	(229)
VIEs that we consolidate [Member] | Carrying value [Member] | Commercial real estate loans [Member] | Loans [Member]
Variable Interest Entity [Line Items]
Assets		5,357	4,823
VIEs that we consolidate [Member] | Carrying value [Member] | Commercial real estate loans [Member] | Securities [Member] | Debt securities [Member]
Variable Interest Entity [Line Items]
Assets		0	0
VIEs that we consolidate [Member] | Carrying value [Member] | Commercial real estate loans [Member] | All other assets [Member]
Variable Interest Entity [Line Items]
Assets		12	13
VIEs that we consolidate [Member] | Carrying value [Member] | Commercial real estate loans [Member] | Long-term debt [Member]
Variable Interest Entity [Line Items]
Liabilities		0	0
VIEs that we consolidate [Member] | Carrying value [Member] | Commercial real estate loans [Member] | Other liabilities [Member]
Variable Interest Entity [Line Items]
Liabilities		0	0
VIEs that we consolidate [Member] | Carrying value [Member] | Other [Member] | Loans [Member]
Variable Interest Entity [Line Items]
Assets		507	804
VIEs that we consolidate [Member] | Carrying value [Member] | Other [Member] | Securities [Member] | Debt securities [Member]
Variable Interest Entity [Line Items]
Assets		967	540
VIEs that we consolidate [Member] | Carrying value [Member] | Other [Member] | All other assets [Member]
Variable Interest Entity [Line Items]
Assets		75	146
VIEs that we consolidate [Member] | Carrying value [Member] | Other [Member] | Long-term debt [Member]
Variable Interest Entity [Line Items]
Liabilities		(203)	(287)
VIEs that we consolidate [Member] | Carrying value [Member] | Other [Member] | Other liabilities [Member]
Variable Interest Entity [Line Items]
Liabilities		$ (900)	$ (410)

[1]	Our consolidated assets at December 31, 2020 and 2019, included the following assets of certain variable interest entities (VIEs) that can only be used to settle the liabilities of those VIEs: Debt securities, $967 million and $540 million; Net loans, $10.9 billion and $13.2 billion; All other assets, $310 million and $658 million; and Total assets, $12.1 billion and $14.4 billion, respectively. Prior period balances have been conformed to current period presentation.
[2]	Our consolidated liabilities at December 31, 2020 and 2019, include the following VIE liabilities for which the VIE creditors do not have recourse to Wells Fargo: Long-term debt, $203 million and $587 million; All other liabilities, $900 million and $639 million; and Total liabilities, $1.1 billion and $1.2 billion, respectively. Prior period balances have been conformed to current period presentation.